Nature of operations and going concern (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)
Nature of operations and going concern
Ownership percentage held an interest	39.70%	44.10%
Working capital	$ 21,900
Cash	43,500	$ 105,944	$ 20,110	$ 16	$ 54,242	$ 565	$ 33,407
Retained earnings	(510,913)	(323,948)
Loss incurred	$ (181,873)	$ (192,460)